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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number        811-09000
                                   __________________________________________

                              Oak Value Trust
_____________________________________________________________________________
               Exact name of registrant as specified in charter)

                        3100 Tower Boulevard, Suite 700
                                Durham, NC 27707
 _____________________________________________________________________________
                    (Address of principal executive offices)

                               Larry D. Coats, Jr.
                        3100 Tower Boulevard, Suite 700
                                Durham, NC 27707
 _____________________________________________________________________________
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     919-419-1900
                                                    _________________________

Date of fiscal year end:    June 30, 2004
                           ________________________________

Date of reporting period:   July 1, 2003 - June 30, 2004
                           ________________________________

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03)    Persons who are  to respond  to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

          (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f) Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

          (h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Oak Value Trust
            _________________________________________________________________

By (Signature and Title)*   /s/ Larry D. Coats, Jr.
                         ____________________________________________________
                               Larry D. Coats, Jr., President

Date:    August 18, 2004
      _______________________________________________________________________

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       CONSTELLATION                STZ                           Annual Meeting
        BRANDS, INC.                                            Date: 07/15/2003
   Issuer: 21036P306                                                    Holdings
                                                                  Reconciliation
                                                                Date: 05/20/2003
                         Country:                                  Vote Deadline
                           UNITED                               Date: 07/15/2003
                           STATES

--------------------------------------------------------------------------------

  Vote Group: GLOBAL
   Agenda: 932016555
        - MANAGEMENT


                                  Management
      Proposal           Vote    Recommended
       Number            Cast       Vote   Proposal
--------------------------------------------------------------------------------

         01            Withheld     For    ELECTION OF DIRECTORS

         02              For        For    RATIFY APPOINTMENT OF
                                           INDEPENDENT AUDITORS

                              Voted   Ballot  Received      Last        Date
                              Shares   Shares    Date      Vote Date   Confirmed
--------------------------------------------------------------------------------

                             451,200  451,200 06/17/2003  07/08/2003  07/08/2003


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CHARTER             CHTR                             Annual Meeting
COMMUNICATIONS, INC.                                            Date: 07/23/2003
   Issuer: 16117M107                                                    Holdings
                                                                  Reconciliation
                                                                Date: 05/27/2003
                         Country:                                  Vote Deadline
                           UNITED                               Date: 07/23/2003
                           STATES

--------------------------------------------------------------------------------

  Vote Group: GLOBAL
   Agenda: 932016024
        - MANAGEMENT
                                  Management
      Proposal           Vote    Recommended
       Number            Cast       Vote   Proposal
--------------------------------------------------------------------------------

         01            Withheld     For    ELECTION OF DIRECTORS

         02              For        For    AMEND OMNIBUS STOCK
                                           OPTION PLAN

         03              For        For    AMEND OMNIBUS STOCK
                                           OPTION PLAN

         04              For        For    RATIFY APPOINTMENT OF
                                           INDEPENDENT AUDITORS

                         Voted       Ballot    Received      Last         Date
                         Shares      Shares      Date      Vote Date   Confirmed
--------------------------------------------------------------------------------

                        3,010,125  3,010,125  06/23/2003  07/07/2003  07/07/2003


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    ZALE CORPORATION                    ZLC                       Annual Meeting
                                                                Date: 11/06/2003
   Issuer: 988858106                                                    Holdings
                                                                  Reconciliation
                                                                Date: 09/16/2003
                         Country:                                  Vote Deadline
                           UNITED                               Date: 11/06/2003
                           STATES

--------------------------------------------------------------------------------

  Vote Group: GLOBAL
   Agenda: 932052614
        - MANAGEMENT

                                  Management
      Proposal           Vote    Recommended
       Number            Cast       Vote   Proposal
--------------------------------------------------------------------------------

         01              For        For    ELECTION OF DIRECTORS

         02              For        For    ADOPT INCENTIVE STOCK
                                           OPTION PLAN

         03              For        For    APPROVE EXECUTIVE BONUS
                                           PLAN

         04              For        For    RATIFY APPOINTMENT OF
                                           INDEPENDENT AUDITORS

                          Voted    Ballot   Received       Last         Date
                          Shares   Shares     Date       Vote Date    Confirmed
--------------------------------------------------------------------------------

                         306,875  306,875   10/08/2003   11/04/2003   11/04/2003


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     THE WALT DISNEY                    DIS                       Annual Meeting
             COMPANY                                            Date: 03/03/2004
   Issuer: 254687106                                                    Holdings
                                                                  Reconciliation
                                                                Date: 01/16/2004
                         Country:                                  Vote Deadline
                           UNITED                               Date: 03/03/2004
                           STATES

--------------------------------------------------------------------------------

  Vote Group: GLOBAL
   Agenda: 932078175
        - MANAGEMENT

                                  Management
      Proposal           Vote    Recommended
       Number            Cast       Vote   Proposal
--------------------------------------------------------------------------------

         01                         For    ELECTION OF DIRECTORS

                       Withheld            JOHN E. BRYSON
                         For               JOHN S. CHEN
                       Withheld            MICHAEL D. EISNER
                         For               JUDITH L. ESTRIN
                       Withheld            ROBERT A. IGER
                         For               AYLWIN B. LEWIS
                       Withheld            MONICA C. LOZANO
                         For               ROBERT W. MATSCHULLAT
                       Withheld            GEORGE J. MITCHELL
                       Withheld            LEO J. O'DONOVAN, S.J.
                       Withheld            GARY L. WILSON

         02              For        For    RATIFY APPOINTMENT OF
                                           INDEPENDENT AUDITORS

         03            Against    Against  S/H PROPOSAL - HUMAN
                                           RIGHTS RELATED

         04            Against    Against  S/H PROPOSAL - HUMAN
                                           RIGHTS RELATED

         05            Against    Against  S/H PROPOSAL -
                                           BUSINESS/INVESTMENT

                           Voted   Ballot  Received      Last          Date
                           Shares   Shares    Date      Vote Date     Confirmed
--------------------------------------------------------------------------------

                          150,000   150,000 02/02/2004  03/02/2004    03/02/2004


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     HEWLETT-PACKARD      HPQ                                     Annual Meeting
             COMPANY                                            Date: 03/17/2004
   Issuer: 428236103                                                    Holdings
                                                                  Reconciliation
                                                                Date: 01/20/2004
                         Country:                                  Vote Deadline
                           UNITED                               Date: 03/17/2004
                           STATES

--------------------------------------------------------------------------------

  Vote Group: GLOBAL
   Agenda: 932086982
        - MANAGEMENT

                                  Management
      Proposal           Vote    Recommended
       Number            Cast       Vote   Proposal
--------------------------------------------------------------------------------

         01                         For    ELECTION OF DIRECTORS

                         For               L.T. BABBIO, JR.
                         For               P.C. DUNN
                         For               C.S. FIORINA
                         For               R.A. HACKBORN
                         For               G.A. KEYWORTH II
                         For               R.E. KNOWLING, JR.
                       Withheld            S.M. LITVACK
                         For               R.L. RYAN
                         For               L.S. SALHANY

         02              For        For    RATIFY APPOINTMENT OF
                                           INDEPENDENT AUDITORS

         03            Against      For    ADOPT OMNIBUS STOCK
                                           OPTION PLAN

         04              For      Against  S/H PROPOSAL - PROXY
                                           PROCESS/STATEMENT

                          Voted    Ballot    Received     Last          Date
                          Shares   Shares      Date     Vote Date     Confirmed
--------------------------------------------------------------------------------

                          308,075  308,075  01/28/2004  03/08/2004    03/08/2004


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    THE E.W. SCRIPPS                SSP                           Annual Meeting
             COMPANY                                            Date: 04/15/2004
   Issuer: 811054204                                                    Holdings
                                                                  Reconciliation
                                                                Date: 02/10/2004
                         Country:                                  Vote Deadline
                           UNITED                               Date: 04/15/2004
                           STATES

--------------------------------------------------------------------------------

  Vote Group: GLOBAL
   Agenda: 932109449
      - MANAGEMENT 2

                                  Management
      Proposal           Vote    Recommended
       Number            Cast       Vote   Proposal
--------------------------------------------------------------------------------

         01              For        For    ELECTION OF DIRECTORS

                          Voted    Ballot   Received      Last          Date
                          Shares   Shares     Date      Vote Date     Confirmed
--------------------------------------------------------------------------------

                          128,985  128,985  03/17/2004  04/13/2004    04/13/2004


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CENDANT CORPORATION          CD                                  Annual Meeting
                                                                Date: 04/20/2004
   Issuer: 151313103                                                    Holdings
                                                                  Reconciliation
                                                                Date: 02/23/2004
                         Country:                                  Vote Deadline
                           UNITED                               Date: 04/20/2004
                           STATES

--------------------------------------------------------------------------------

  Vote Group: GLOBAL
   Agenda: 932103170
        - MANAGEMENT

                                  Management
      Proposal           Vote    Recommended
       Number            Cast       Vote   Proposal
--------------------------------------------------------------------------------

         01                         For    ELECTION OF DIRECTORS

                         For               RT. HON. BRIAN MULRONEY
                         For               RONALD L. NELSON
                       Withheld            ROBERT W. PITTMAN
                       Withheld            MYRA J. BIBLOWIT
                         For               SHELI Z. ROSENBERG

         02              For        For    DECLASSIFY BOARD

         03              For        For    RATIFY APPOINTMENT OF
                                           INDEPENDENT AUDITORS

         04            Against    Against  S/H PROPOSAL - BOARD OF
                                           DIRECTORS

         05            Against    Against  S/H PROPOSAL - CORPORATE
                                           GOVERNANCE

                         Voted     Ballot   Received      Last          Date
                         Shares    Shares      Date      Vote Date    Confirmed
--------------------------------------------------------------------------------

                        595,150    595,150  03/08/2004  04/15/2004    04/15/2004


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
         DOW JONES &                DJ                            Annual Meeting
       COMPANY, INC.                                            Date: 04/21/2004
   Issuer: 260561105                                                    Holdings
                                                                  Reconciliation
                                                                Date: 02/27/2004
                         Country:                                  Vote Deadline
                           UNITED                               Date: 04/21/2004
                           STATES

--------------------------------------------------------------------------------

  Vote Group: GLOBAL
   Agenda: 932108168
        - MANAGEMENT

                                  Management
      Proposal           Vote    Recommended
       Number            Cast       Vote   Proposal
--------------------------------------------------------------------------------

         01              For        For    ELECTION OF DIRECTORS

         02              For        For    RATIFY APPOINTMENT OF
                                           INDEPENDENT AUDITORS

         03            Against      For    AMEND LONG TERM INCENTIVE
                                           PLAN

         04            Against    Against  S/H PROPOSAL - BOARD OF
                                           DIRECTORS

                         Voted    Ballot    Received      Last          Date
                         Shares   Shares      Date      Vote Date     Confirmed
--------------------------------------------------------------------------------

                         239,125  239,125  03/16/2004   04/19/2004    04/19/2004


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MERCK & CO., INC.          MRK                                 Annual Meeting
                                                                Date: 04/27/2004
   Issuer: 589331115                                                    Holdings
                                                                  Reconciliation
                                                                Date: 02/24/2004
                         Country:                                  Vote Deadline
                           UNITED                               Date: 04/27/2004
                           STATES

--------------------------------------------------------------------------------

  Vote Group: GLOBAL
   Agenda: 932102306
        - MANAGEMENT

                                  Management
      Proposal           Vote    Recommended
       Number            Cast       Vote   Proposal
--------------------------------------------------------------------------------

         01                         For    ELECTION OF DIRECTORS

                         For               PETER C. WENDELL*
                         For               WILLIAM G. BOWEN**
                       Withheld            WILLIAM M. DALEY**
                         For               THOMAS E. SHENK**
                         For               WENDELL P. WEEKS**

         02              For        For    RATIFY APPOINTMENT OF
                                           INDEPENDENT AUDITORS

         03              For        For    DECLASSIFY BOARD

         04            Against    Against  S/H PROPOSAL - LIMIT
                                           COMPENSATION

         05            Against    Against  S/H PROPOSAL - HEALTH
                                           ISSUES

         06            Against    Against      S/H PROPOSAL - REQUIRE
                                              SHAREHOLDER APPROVAL OF
                                                             BUSINESS
                                           COMBINATION

         07            Against    Against  S/H PROPOSAL -
                                           POLITICAL/GOVERNMENT

         08            Against    Against  S/H PROPOSAL - HEALTH
                                           ISSUES

                          Voted     Ballot    Received      Last        Date
                         Shares    Shares      Date      Vote Date   Confirmed
--------------------------------------------------------------------------------

                         158,605   158,605   03/09/2004   04/23/2004  04/23/2004


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
        EQUIFAX INC.        EFX                                   Annual Meeting
                                                                Date: 04/28/2004
   Issuer: 294429105                                                    Holdings
                                                                  Reconciliation
                                                                Date: 02/18/2004
                         Country:                                  Vote Deadline
                           UNITED                               Date: 04/28/2004
                           STATES

--------------------------------------------------------------------------------

  Vote Group: GLOBAL
   Agenda: 932110721
        - MANAGEMENT

                                  Management
      Proposal           Vote    Recommended
       Number            Cast       Vote   Proposal
--------------------------------------------------------------------------------

         01              For        For    ELECTION OF DIRECTORS

                          Voted     Ballot    Received      Last        Date
                          Shares    Shares      Date      Vote Date   Confirmed
--------------------------------------------------------------------------------

                         471,175   471,175   03/26/2004  04/26/2004   04/27/2004


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      XL CAPITAL LTD      XL                                      Annual Meeting
                                                                Date: 04/30/2004
   Issuer: G98255105                                                    Holdings
                                                                  Reconciliation
                                                                Date: 03/15/2004
                         Country:                                  Vote Deadline
                           UNITED                               Date: 04/30/2004
                           STATES

--------------------------------------------------------------------------------

  Vote Group: GLOBAL
   Agenda: 932119515
        - MANAGEMENT

                                  Management
      Proposal           Vote    Recommended
       Number            Cast       Vote   Proposal
--------------------------------------------------------------------------------

         01              For        For    ELECTION OF DIRECTORS

         02              For        For    RATIFY APPOINTMENT OF
                                           INDEPENDENT AUDITORS

                          Voted    Ballot    Received       Last        Date
                         Shares   Shares       Date      Vote Date   Confirmed
--------------------------------------------------------------------------------

                         141,575  141,575   04/02/2004   04/28/2004  04/28/2004


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  AFLAC INCORPORATED        AFL                                  Consent Meeting
                                                                Date: 05/03/2004
   Issuer: 001055102                                                    Holdings
                                                                  Reconciliation
                                                                Date: 02/25/2004
                         Country:                                  Vote Deadline
                           UNITED                               Date: 05/03/2004
                           STATES

--------------------------------------------------------------------------------

  Vote Group: GLOBAL
   Agenda: 932116026
        - MANAGEMENT

                                  Management
      Proposal           Vote    Recommended
       Number            Cast       Vote   Proposal
--------------------------------------------------------------------------------

         01              For        For    ELECTION OF DIRECTORS

         02              For        For    ADOPT OMNIBUS STOCK
                                           OPTION PLAN

         03              For        For    RATIFY APPOINTMENT OF
                                           INDEPENDENT AUDITORS

                          Voted    Ballot   Received       Last         Date
                          Shares   Shares      Date      Vote Date    Confirmed
--------------------------------------------------------------------------------

                         202,975  202,975   03/24/2004   04/29/2004


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  BERKSHIRE HATHAWAY                   BRKA                       Annual Meeting
                INC.                                            Date: 05/03/2004
   Issuer: 084670108                                                    Holdings
                                                                  Reconciliation
                         Country:                                  Vote Deadline
                           UNITED                               Date: 05/03/2004
                           STATES

--------------------------------------------------------------------------------

  Vote Group: GLOBAL
   Agenda: 932104071
        - MANAGEMENT

                                  Management
      Proposal           Vote    Recommended
       Number            Cast       Vote   Proposal
--------------------------------------------------------------------------------

         01              For        For    ELECTION OF DIRECTORS

         02            Against    Against  S/H PROPOSAL -
                                           POLITICAL/GOVERNMENT

                         Voted    Ballot  Received      Last          Date
                         Shares   Shares    Date     Vote Date      Confirmed
--------------------------------------------------------------------------------

                          5852     5852   03/23/2004  04/29/2004    04/29/2004


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     AMBAC FINANCIAL             ABK                              Annual Meeting
         GROUP, INC.                                            Date: 05/04/2004
   Issuer: 023139108                                                    Holdings
                                                                  Reconciliation
                                                                Date: 03/09/2004
                         Country:                                  Vote Deadline
                           UNITED                               Date: 05/04/2004
                           STATES

--------------------------------------------------------------------------------

  Vote Group: GLOBAL
   Agenda: 932122118
        - MANAGEMENT

                                  Management
      Proposal           Vote    Recommended
       Number            Cast       Vote   Proposal
--------------------------------------------------------------------------------

         01              For        For    ELECTION OF DIRECTORS

         02              For        For    APPROVE AUTHORIZED COMMON
                                           STOCK INCREASE

         03              For        For    AMEND OMNIBUS STOCK
                                           OPTION PLAN

         04              For        For    RATIFY APPOINTMENT OF
                                           INDEPENDENT AUDITORS

                         Voted    Ballot     Received     Last          Date
                         Shares   Shares       Date     Vote Date    Confirmed
--------------------------------------------------------------------------------

                         172,725  172,725   03/30/2004  04/30/2004   04/30/2004


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          IMS HEALTH              RX                              Annual Meeting
        INCORPORATED                                            Date: 05/07/2004
   Issuer: 449934108                                                    Holdings
                                                                  Reconciliation
                                                                Date: 03/05/2004
                         Country:                                  Vote Deadline
                           UNITED                               Date: 05/07/2004
                           STATES

--------------------------------------------------------------------------------

  Vote Group: GLOBAL
   Agenda: 932115745
        - MANAGEMENT

                                  Management
      Proposal           Vote    Recommended
       Number            Cast       Vote   Proposal
--------------------------------------------------------------------------------

         01              For        For    ELECTION OF DIRECTORS

         02              For        For    RATIFY APPOINTMENT OF
                                           INDEPENDENT AUDITORS

         03              For      Against  S/H PROPOSAL - REPORT ON
                                           EMPLOYEES EARNING OVER
                                           $100,000

         04            Against    Against   S/H PROPOSAL - PUT GOLDEN
                                             PARACHUTE TO SHAREHOLDER
                                           VOTE

                         Voted     Ballot   Received      Last         Date
                         Shares    Shares      Date     Vote Date    Confirmed
--------------------------------------------------------------------------------

                        375,700  375,700  03/31/2004  05/04/2004    05/04/2004


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
        CERTEGY INC.             CEY                              Annual Meeting
                                                                Date: 05/13/2004
   Issuer: 156880106                                                    Holdings
                                                                  Reconciliation
                                                                Date: 03/15/2004
                         Country:                                  Vote Deadline
                           UNITED                               Date: 05/13/2004
                           STATES

--------------------------------------------------------------------------------

  Vote Group: GLOBAL
   Agenda: 932108396
        - MANAGEMENT

                                  Management
      Proposal           Vote    Recommended
       Number            Cast       Vote   Proposal
--------------------------------------------------------------------------------

         01              For        For    ELECTION OF DIRECTORS

                          Voted     Ballot   Received     Last          Date
                          Shares    Shares     Date     Vote Date     Confirmed
--------------------------------------------------------------------------------

                         189,600   189,600  04/01/2004  05/06/2004   05/06/2004


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      PARTNERRE LTD.                   PRE                        Annual Meeting
                                                                Date: 05/13/2004
   Issuer: G6852T105                                                    Holdings
                                                                  Reconciliation
                                                                Date: 03/19/2004
                         Country:                                  Vote Deadline
                           UNITED                               Date: 05/13/2004
                           STATES

--------------------------------------------------------------------------------

  Vote Group: GLOBAL
   Agenda: 932127269
        - MANAGEMENT

                                  Management
      Proposal           Vote    Recommended
       Number            Cast       Vote   Proposal
--------------------------------------------------------------------------------

         01            Withheld     For    ELECTION OF DIRECTORS

         02            Against      For    FIX NUMBER OF DIRECTORS

         03              For        For    APPROVE CHARTER AMENDMENT

         04              For        For    AMEND INCENTIVE STOCK
                                           OPTION PLAN TO INCREASE
                                           SHARES

         05              For        For    RATIFY APPOINTMENT OF
                                           INDEPENDENT AUDITORS

         06              For        For    TRANSACT OTHER BUSINESS

                          Voted     Ballot   Received      Last        Date
                          Shares    Shares      Date     Vote Date   Confirmed
--------------------------------------------------------------------------------

                         200,000   200,000   04/05/2004  05/10/2004   05/10/2004


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COX COMMUNICATIONS,                COX                           Annual Meeting
                INC.                                            Date: 05/18/2004
   Issuer: 224044107                                                    Holdings
                                                                  Reconciliation
                                                                Date: 03/19/2004
                         Country:                                  Vote Deadline
                           UNITED                               Date: 05/18/2004
                           STATES

--------------------------------------------------------------------------------

  Vote Group: GLOBAL
   Agenda: 932117395
        - MANAGEMENT

                                  Management
      Proposal           Vote    Recommended
       Number            Cast       Vote   Proposal
--------------------------------------------------------------------------------

         01                         For    ELECTION OF DIRECTORS

                         For               G. DENNIS BERRY
                         For               JANET M. CLARKE
                         For               JAMES C. KENNEDY
                         For               ROBERT C. O'LEARY
                         For               JAMES O. ROBBINS
                       Withheld            RODNEY W. SCHROCK
                         For               ANDREW J. YOUNG

         02            Against      For    ADOPT STOCK PURCHASE PLAN

                           Voted    Ballot    Received      Last        Date
                           Shares    Shares       Date     Vote Date   Confirmed
--------------------------------------------------------------------------------

                          176,650   176,650   04/08/2004  05/10/2004  05/10/2004


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ROSS STORES, INC.                   ROST                       Annual Meeting
                                                                Date: 05/20/2004
   Issuer: 778296103                                                    Holdings
                                                                  Reconciliation
                                                                Date: 03/22/2004
                         Country:                                  Vote Deadline
                           UNITED                               Date: 05/20/2004
                           STATES

--------------------------------------------------------------------------------

  Vote Group: GLOBAL
   Agenda: 932125811
        - MANAGEMENT

                                  Management
      Proposal           Vote    Recommended
       Number            Cast       Vote   Proposal
--------------------------------------------------------------------------------

         01                         For    ELECTION OF DIRECTORS

                         For               MICHAEL J. BUSH
                       Withheld            NORMAN A. FERBER
                         For               JAMES C. PETERS

         02              For        For    ADOPT INCENTIVE STOCK
                                           OPTION PLAN

         03              For        For    APPROVE AUTHORIZED COMMON
                                           STOCK INCREASE

         04              For        For    RATIFY APPOINTMENT OF
                                           INDEPENDENT AUDITORS

                          Voted    Ballot    Received        Last       Date
                          Shares   Shares       Date      Vote Date   Confirmed
--------------------------------------------------------------------------------

                          243,150  243,150  04/20/2004   05/17/2004  05/17/2004


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CADBURY SCHWEPPES                 CSG                          Annual Meeting
                 PLC                                            Date: 05/21/2004
   Issuer: 127209302                                                    Holdings
                                                                  Reconciliation
                                                                Date: 04/01/2004
                         Country:                                  Vote Deadline
                           UNITED                               Date: 05/17/2004
                           STATES

--------------------------------------------------------------------------------

  Vote Group: GLOBAL
   Agenda: 932113828
        - MANAGEMENT

                                  Management
      Proposal           Vote    Recommended
       Number            Cast       Vote   Proposal
--------------------------------------------------------------------------------

         01              For        For    RECEIVE CONSOLIDATED
                                           FINANCIAL STATEMENTS

         02              For        For    DECLARE FINAL PAYMENT OF
                                           DIVIDEND

         03              For        For    APPROVE RENUMERATION OF
                                           DIRECTORS

         04              For        For    ELECTION OF DIRECTORS

         09              For        For    APPOINT AUDITORS

         10              For        For    PERMIT DIRECTORS TO
                                           FIX/APPROVE AUDITOR'S
                                           REMUNERATION

         11              For        For    ALLOT RELEVANT SECURITIES

         12              For        For    ELIMINATE PREEMPTIVE
                                           RIGHTS

         13              For        For    AUTHORIZE DIRECTORS TO
                                           REPURCHASE SHARES

         14              For        For    AMEND STOCK OPTION PLAN

         15              For        For    AMEND LONG TERM INCENTIVE
                                           PLAN

         16              For        For    ADOPT OMNIBUS STOCK
                                           OPTION PLAN

         17              For        For    AMEND OMNIBUS STOCK
                                           OPTION PLAN

         18              For        For    MISCELLANEOUS
                                           COMPENSATION PLANS

                          Voted      Ballot   Received      Last         Date
                          Shares     Shares     Date     Vote Date    Confirmed
--------------------------------------------------------------------------------

                         331,350    331,350  04/15/2004  05/17/2004   05/17/2004


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    TIME WARNER INC.              TWX                             Annual Meeting
                                                                Date: 05/21/2004
   Issuer: 887317105                                                    Holdings
                                                                  Reconciliation
                                                                Date: 03/23/2004
                         Country:                                  Vote Deadline
                           UNITED                               Date: 05/21/2004
                           STATES

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  Vote Group: GLOBAL
   Agenda: 932131294
        - MANAGEMENT

                                  Management
      Proposal           Vote    Recommended
       Number            Cast       Vote   Proposal
--------------------------------------------------------------------------------

         01                         For    ELECTION OF DIRECTORS

                       Withheld            JAMES L. BARKSDALE
                         For               STEPHEN F. BOLLENBACH
                       Withheld            STEPHEN M. CASE
                       Withheld            FRANK J. CAUFIELD
                         For               ROBERT C. CLARK
                       Withheld            MILES R. GILBURNE
                         For               CARLA A. HILLS
                         For               REUBEN MARK
                         For               MICHAEL A. MILES
                       Withheld            KENNETH J. NOVACK
                         For               RICHARD D. PARSONS
                         For               R.E. TURNER
                         For               FRANCIS T. VINCENT, JR.

         02              For        For    RATIFY APPOINTMENT OF
                                           INDEPENDENT AUDITORS

         03            Against    Against  MISCELLANEOUS SHAREHOLDER
                                           PROPOSAL

         04            Against    Against  S/H PROPOSAL - ELIMINATE
                                           PREEMPTIVE RIGHTS

                          Voted     Ballot  Received      Last          Date
                          Shares    Shares    Date     Vote Date      Confirmed
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                          812,425   812,425 04/08/2004  05/18/2004    05/18/2004